Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 61,744	$ 67,267
Accounts receivable, net	4,080	8,280
Inventories	602	2,203
Prepaid expenses and other assets	1,623	2,164
Total current assets	68,049	79,914
FIXED ASSETS:
Advances for vessels under construction and other vessels' costs (Note 5)	43,988	11,303
Vessels, net (Note 6)	195,765	202,108
Property and equipment, net	36	44
Total fixed assets	239,789	213,455
NON-CURRENT ASSETS:
Restricted cash, non-current (Note 7)	1,000	1,000
Right of use asset under operating leases (Note 8)	59	99
Deferred charges, net	1,556	1,798
Total non-current assets	2,615	2,897
Total assets	310,453	296,266
CURRENT LIABILITIES:
Current portion of long-term bank debt, net of unamortized deferred fin. costs (Note 7)	7,436	7,427
Accounts payable, trade and other	2,350	4,630
Due to related parties (Note 4)	$ 556	$ 245
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued liabilities	$ 1,733	$ 2,976
Lease liabilities, current (Note 8)	51	66
Total current liabilities	12,126	15,344
LONG-TERM LIABILITIES:
Long-term bank debt, net of unamortized deferred financing costs (Note 7)	43,740	47,459
Other liabilities, non-current	516	214
Long-term lease liabilities (Note 8)	8	33
Commitments and contingencies (Note 8)
Fair value of warrants' liability (Note 9)	23	32
Total long-term liabilities	44,287	47,738
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, 50,726 and 50,726 Series B, and 1,423,912 and 1,428,372 Series C issued and outstanding as at June 30, 2024 and December 31, 2023, respectively (Note 9)	15	15
Common stock, $0.01 par value; 500,000,000 shares authorized; 12,432,158 and 12,279,676 issued and outstanding as at June 30, 2024 and December 31, 2023, respectively (Note 9)	124	123
Additional paid-in capital (Note 9)	534,268	534,112
Other comprehensive income	49	49
Accumulated deficit	(280,416)	(301,115)
Total stockholders' equity	254,040	233,184
Total liabilities and stockholders' equity	$ 310,453	$ 296,266